Interest and Financing Service Fees on Loans (Tables)	9 Months Ended
Sep. 30, 2022
Interest and financing service fees on loans [Abstract]
Schedule of interest and financing service fees on loans
	Nine months ended September 30, 2022
	Traditional facilitation model	Collaboration Model	Total
	RMB	RMB	RMB

Interest and financing service fees on loans	24,901,747	1,155,204,919	1,180,106,666
Interests on deposits with banks	530,044	8,225,880	8,755,924
Interest expense on interest-bearing borrowings	(7,859,919)	(575,730,015)	(583,589,934)

Net interest and fees income	17,571,872	587,700,784	605,272,656

Interest income charged to sales partners	-	89,501,328	89,501,328
Collaboration cost for sales partners	-	(241,162,974)	(241,162,974)

Net interest and fees income after collaboration cost	17,571,872	436,039,138	453,611,010

Provision for credit losses	82,716,654	(236,957,351)	(154,240,697)

Net interest and fees income after collaboration cost and provision for credit losses	100,288,526	199,081,787	299,370,313